Rule 497(d)
                                    FT 422

                   Digital Convergence Portfolio, Series 2
                       Fiber Optics Portfolio, Series 2

              Supplement to the Prospectus dated March 22, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002